                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                              ---------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---------------

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner               Baltimore, Maryland              11/14/01
------------------               -------------------              --------
  [Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -------------------------------

Form 13F Information Table Entry Total:    17
                                           -------------------------------

Form 13F Information Table Value Total:    $281,210
                                           -------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------    --------     ---------  --------    -----------------------  ----------  --------  ---------------------
                              TITLE                  VALUE       SHRS OR      SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER         OF CLASS       CUSIP    (x$1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------    --------     ---------  --------    ---------    ----  ----  ----------  --------  ----    ------   ----
Alliance Forest Products     Common      01859J108    3,093       195,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
American General             Common      026351106   81,260     1,749,400     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Bangor Hydro                 Common      060077104    6,951       261,500     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Belco Oil & Gas              Common      077410108       90        10,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Bergen Brunswig              Common      083739102   11,788       613,300     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific             Common      135923100   20,925       540,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Carter Wallace               Common      146285101    4,447       229,800     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Duramed Pharmaceuticals      Common      266354109    1,043        58,300     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
IBP, Inc.                    Common      449223106   20,230       801,200     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Minimed Inc.                 Common      60365K108   52,450     1,092,700     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Remedy Corp                  Common      759548100    7,134       205,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless              Common      775315104    2,932       170,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Springs Industries           Common      851783100   13,367       303,100     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Structural Dynamics          Common      863555108    1,347        55,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Suntrust Banks               Common      867914103    7,806       120,500     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

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
                                               FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------    --------     ---------  --------    -----------------------  ----------  --------  ---------------------
                              TITLE                  VALUE       SHRS OR      SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER         OF CLASS       CUSIP    (x$1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------    --------     ---------  --------    ---------    ----  ----  ----------  --------  ----    ------   ----

Texaco Corp                  Common      881694103   26,877       403,200     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
Tosco Corp                   Common      891490302   19,470       442,000     SH            SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------